SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Accounts receivable	$ 42,532	¥ 310,449	$ 41,209	¥ 292,579		¥ 153,431
Less: allowance for credit loss	(3,094)	(22,589)	(2,924)	(20,762)	$ (3,907)	(27,738)	¥ (7,347)
Accounts receivable, net	39,438	287,860	38,285	271,817		125,693
Less: accounts receivable, net of the discontinued operations			(2,140)	(15,190)		(12,229)
Accounts receivable, net of the continuing operations	$ 39,438	¥ 287,860	$ 36,145	¥ 256,627		¥ 113,464